COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
We insure the legal liability risks for our shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. We are subject to calls payable to the associations based on our claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

To the best of our knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on our financial position or profitability and no such proceedings are pending or known to be contemplated.
As of December 31, 2024, we have seven vessels held under finance lease and one vessel held under operating lease. Refer to Note 10, "Operating Leases", and Note 17, "Finance Leases", for additional information. With reference to Note 29, "Subsequent Events", we exercised the purchase option for the eight SFL vessels in January 2025.

As of December 31, 2024, we had firm commitments totaling $7.8 million related to estimated yard bills for drydocking of our vessels.

With reference to Note 19, "Investments in Associated Companies", we issued a $20 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with TFG Marine. In May 2022, we increased this guarantee under the bunker supply arrangement with TFG Marine from $20 million to $30 million. As of December 31, 2024, there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to its equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of December 31, 2024.